Note 13 Other comprehensive income Changes in gains or losses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	[2]
Financial assets at fair value throught other comprehensive income [Line Items]
Fair value changes of debt instruments measured at fair value through other comprehensive income that may be reclassified to profit or loss	€ (357)	€ (809)	[1],[2]	€ 1,274
Fair value changes of equity instruments measured at fair value through other comprehensive income that will not be reclassified to profit or loss	(1,112)	(1,194)	[1],[2]	(1,079)
Fair value changes of debt instruments measured at fair value through other comprehensive income that may be reclassified to profit or loss	(576)	(357)		(809)	[1]
Fair value changes of equity instruments measured at fair value through other comprehensive income that will not be reclassified to profit or loss	(905)	(1,112)		(1,194)	[1]
Debt securities [Member]
Financial assets at fair value throught other comprehensive income [Line Items]
Valuation gains and losses	(568)	659		(3,049)
Amounts transferred to income	247	5		20
Income tax and other	101	(211)		946
equity instruments [Member]
Financial assets at fair value throught other comprehensive income [Line Items]
Valuation gains and losses	228	80		(112)
Amounts transferred to reserves	0	2		(2)
Income tax and other	€ (20)	€ (1)		€ (1)

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).